STOCKHOLDERS' EQUITY (DEFICIENCY) (Schedule of Options Outstanding) (Details) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Number of Options Outstanding in Plans	1,119	1,132	1,027
Equity compensation plans not approved by security holders [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Number of Options Outstanding in Plans	900
Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Number of Options Outstanding in Plans	219